Shareholders' Equity and Equity incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shares Available for Grant
Balance as of December 31, 2020	19,705,622
Balance as of December 31, 2021	18,370,826	19,705,622
Outstanding Share Options
Balance as of December 31, 2020	9,054,293
Balance as of December 31, 2021	7,761,657	9,054,293
2021 Plan
Outstanding Share Options
Balance as of December 31, 2020	9,054,293
Granted	0
Exercised	(1,258,511)
Forfeited	(34,125)
Balance as of December 31, 2021	7,761,657	9,054,293
Exercisable as of December 31, 2021	7,368,603
Weighted Average Exercise Price
Balance as of December 31, 2020	$ 2.38
Exercised	1.24
Forfeited	2.07
Balance as of December 31, 2021	2.56	$ 2.38
Exercisable as of December 31, 2021	$ 2.47
Weighted-Average Remaining Contractual Life (Years)	5 years 5 months 8 days	6 years 2 months 12 days
Weighted- Average Remaining Contractual Life (Years) Exercisable	5 years 4 months 13 days
Aggregate Intrinsic Value
Balance as of December 31, 2020	$ 165,347
Exercised	48,312	$ 18,991	$ 124,763
Balance as of December 31, 2021	287,694	$ 165,347
Exercisable as of December 31, 2021	$ 294,894